Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	$ 179,611	$ 152,716	$ 138,254
Cost of production of manufactured products	1,346,503	1,040,021	1,097,701
Purchases	33,819	31,136	14,535
Acquisition of subsidiaries			8,413
Agricultural produce	249,621	140,728	278,726
Transfer to raw material	(100,471)	(54,822)	(81,707)
Direct agricultural selling expenses	27,861	9,214	25,623
Tax recoveries	(56,361)	(25,767)	(17,800)
Changes in net realizable value of agricultural produce after harvest	(28,437)	1,838	(22,293)
Loss of idle capacity	4,918	3,861	7,507
Finished goods at end of period	(188,154)	(179,611)	(152,716)
Exchange differences	(12,833)	53,278	7,306
Cost of revenue	1,198,715	973,180	1,075,747
Changes in tax laws enacted, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços)
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Tax recoveries	37,800
Changes in tax laws enacted, Programa de Integração Social (PIS) and Contribuição para o Financiamento da Seguridade Social (COFINS)
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Tax recoveries	18,500
Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	179,611
Finished goods at end of period	(188,154)	(179,611)
Cost of revenue	1,162,785	1,081,208	1,078,737
Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	52,640
Finished goods at end of period	(93,521)	(52,640)
Cost of revenue	663,945	576,638	622,896
Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	126,971	88,693	80,857
Purchases	1,837	1,011	856
Acquisition of subsidiaries			0
Agricultural produce	6,067	9,736	11,571
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(56,361)	(25,767)	(17,800)
Changes in net realizable value of agricultural produce after harvest	554	(156)	(934)
Loss of idle capacity	4,918	3,861	7,507
Finished goods at end of period	(94,633)	(126,971)	(88,693)
Exchange differences	(33,689)	5,610	7,141
Cost of revenue	498,840	504,570	455,841
Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	126,971
Finished goods at end of period	(94,633)	(126,971)
Cost of revenue	498,840	504,570	455,841
Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	33,407	37,539	37,225
Purchases	24,015	4,361	10,528
Acquisition of subsidiaries			0
Agricultural produce	220,471	115,893	245,402
Transfer to raw material	(102,773)	(49,108)	(75,158)
Direct agricultural selling expenses	27,861	9,214	25,623
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	(22,436)	1,994	(21,359)
Loss of idle capacity	0	0	0
Finished goods at end of period	(40,345)	(33,407)	(37,539)
Exchange differences	18,312	10,307	2,363
Cost of revenue	226,333	143,879	255,595
Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	9,306	13,659	5,015
Purchases	1,128	22,594	1,866
Acquisition of subsidiaries			8,413
Agricultural produce	0	18	106
Transfer to raw material	2,302	(5,714)	(6,549)
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	(6,555)	0	0
Loss of idle capacity	0	0	0
Finished goods at end of period	(32,623)	(9,306)	(13,659)
Exchange differences	3,003	25,378	(96)
Cost of revenue	218,295	170,258	160,426
Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	9,927	12,825	15,157
Purchases	6,839	3,170	1,285
Acquisition of subsidiaries			0
Agricultural produce	23,083	15,081	21,647
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Loss of idle capacity	0	0	0
Finished goods at end of period	(20,553)	(9,927)	(12,825)
Exchange differences	(459)	11,983	(2,102)
Cost of revenue	255,247	154,473	203,885
Cost of production of manufactured products | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	1,089,141	840,609	869,899
Cost of production of manufactured products | Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	543,176	548,553	455,336
Cost of production of manufactured products | Crops | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	67,821	47,086	68,510
Cost of production of manufactured products | Rice | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	241,734	123,629	165,330
Cost of production of manufactured products | Dairy | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	$ 236,410	$ 121,341	$ 180,723